Other financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Financial Assets [Abstract]
Summary of other financial assets including non-quasi equity loans to equity accounted units

	Non-current 2020 US$m	Current 2020 US$m	Total 2020 US$m	Non-current 2019 US$m	Current 2019 US$m	Total 2019 US$m
Derivative financial instruments	531	134	665	308	58	366
Equity shares and quoted funds	66	9	75	52	9	61
Other investments, including loans(a)	231	2,668	2,899	236	2,603	2,839
Loans to equity accounted units	1	40	41	39	—	39
Total	829	2,851	3,680	635	2,670	3,305
(a)Current “Other investments, including loans” includes US$2,538 million (2019: US$2,584 million) of highly liquid financial assets held in managed investment funds classified as held for trading.